CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Oct. 31, 2023	Oct. 31, 2022
Stockholders' equity:
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock shares authorized (in shares)	125,000,000	125,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Preferred Stock, Shares Outstanding (in shares)	0	0
Common stock par value (in dollars per share)	$ 0.01	$ 0.01
Common stock shares authorized (in shares)	2,000,000,000	2,000,000,000
Common stock issued (in shares)	292,123,241	295,259,092
Common stock outstanding	292,123,241	295,259,092